ENERGY ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
ENERGY ASSETS (Tables)
Schedule of energy assets
	As of December 31,
	2020	2019

Energy assets	$288,940	$-
Less: accumulated depreciation	(3,703)	-
Less: foreign translation difference	(1)	-
	$285,236	$-